Schedule IV - Reinsurance Premiums Written and Premiums Earned (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Insurance		$ 2,768.1	$ 2,723.5	$ 2,446.6
Reinsurance		1,905.1	1,885.8	1,521.0
Ceded		(1,837.2)	(1,666.7)	(1,385.7)
Net written premiums		2,836.0	2,942.6	2,581.9
Gross Amount		2,752.2	2,565.7	2,444.8
Assumed From Other Companies		1,850.0	1,822.1	1,562.0
Ceded		(1,770.3)	(1,498.1)	(1,392.3)
Net premiums earned	[1]	$ 2,831.9	$ 2,889.7	$ 2,614.5
Percentage of Amount Assumed to Net Amount		65.30%	63.10%	59.70%
Gross written premiums		$ 4,673.2	$ 4,609.3	$ 3,967.6

[1]	Net earned premiums and losses and loss adjustment expenses include related party balances of $5.9 million and $3.7 million, respectively, for the twelve months ended December 31, 2025. Refer to Note 20, “Related Party Transactions” for further details.